Financial risk management and concentration risk	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Financial risk management and concentration risk
3.	Financial risk management and concentration risk

3.1.	Financial risk factors
The Group’s activities expose it to certain financial risks, such as, market risk, liquidity risk, credit risk, and concentration risks related to suppliers and customers. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. Risk management is carried out by the senior management of the Group.

(a)	Market risk

(i)	Foreign exchange risk
Foreign exchange risk primarily arises from future commercial transactions and recognized assets and liabilities denominated in a currency other than the functional currency of the relevant group entities. The Group manages its foreign exchange risk by performing regular reviews of the Group’s net foreign exchange exposures and tries to minimize non-functional
currency transactions.

The Group operates mainly in the PRC with most of the transactions settled in RMB. Management considers that the business is not exposed to significant foreign exchange risk as there are no significant assets or liabilities of the Group denominated in the currencies other than the respective functional currencies of the Group’s entities.

(ii)	Interest rate risk
The
Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s long-term debt obligations with floating interest rates.
As at December 31, 2023, the Group’s bank borrowings amounting to RMB754.8 million (2022: RMB503.2 million) were at variable interest rates. As at December 31, 2023, if the interest rates on the Group’s borrowings had been 100 basis points higher/lower with all other variables held constant, loss before income tax would have been RMB6.6 million higher/lower (2022: RMB2.0 million), as a result of higher/lower interest expense.

(iii)	Equity price risk
The Group’s listed equity investments are susceptible to market price risk arising from uncertainties about future values of the investment securities.
As at December 31, 2023, the Group’s exposure to a listed equity investment at FVTOCI was RMB105.0 million (2022: RMB129.1 million), the change is due to the fair value changes. If the stock price of the listed company increase/decrease 10%, other comprehensive loss and total comprehensive loss would have decreased/increased by RMB10.5 million as at December 31, 2023 (2022: RMB12.9 million).

(b)	Liquidity risk
The Group intends to maintain sufficient cash and cash equivalents. Due to the dynamic nature of the underlying business, the policy of the Group is to regularly monitor the Group’s liquidity risk and to maintain adequate liquid assets such as cash and cash equivalents, or to retain adequate financing arrangements to meet the Group’s liquidity requirements.
The Group expects that its existing cash and cash equivalents will be sufficient to fund its operations and meet all of its obligations as they fall due for at least twelve months from the date of issuance of financial statements. The Group raised funding through the issuance of convertible bonds on July 6 and September 5, 2023, with a total cash proceeds of
US$70.0 million (RMB495.8 million
), and through bank borrowings, where the amount of unutilized borrowing facilities was RMB12.5 million as of December 31, 2023 (2022: RMB114.9 million).
The table below analyzes the Group’s
non-derivative
financial liabilities into relevant maturity grouping based on the remaining period at each statement of financial position date to the contractual maturity date. The amounts disclosed in the table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. The undiscounted cash flows payable in respect of convertible bonds represent amounts payable under the convertible bonds that are not subject mandatory conversion to shares of the Company, net off by amounts of prepaid shares repurchase instrument (note 14(ii) that can be used to offset the convertible bonds payable.

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Total	Carrying amount
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

At December 31, 2022
Trade payables	49,239	—	—	49,239	49,239
Financial liabilities including in other payables and accruals	21,282	—	—	21,282	21,282
Bank borrowings	39,440	21,350	495,235	556,025	503,155
Lease liabilities	7,522	5,751	4,004	17,277	16,180

	117,483	27,101	499,239	643,823	589,856

At December 31, 2023
Trade payables	152,066	—	—	152,066	152,066
Financial liabilities including in other payables and accruals	119,962	—	—	119,962	119,962
Revenue-based financing	21,628	—	—	21,628	21,628
Bank borrowings	106,211	707,565	—	813,776	754,774
Lease liabilities	7,709	5,081	2,271	15,061	14,090
Convertible bonds	71,535	—	—	71,535	89,950

	479,111	712,646	2,271	1,194,028	1,152,470

(c)	Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Group. The Group’s credit risk arises from cash and cash equivalents, trade receivables, other receivables, contract assets and other financial assets. The carrying amount of each class of the above assets represents the Group’s maximum exposure to credit risk in relation to the corresponding class of financial assets.
Credit risk is managed on group basis. Finance team in conjunction with business team are responsible for managing and analyzing the credit risk for each of their new clients before standard payment and delivery terms and conditions are offered. The Group assesses the credit quality of its customers and other debtors by considering various factors including their financial position, past experience and other factors.
Cash and cash equivalents are mainly placed with state-owned financial institutions in the PRC. There has been no recent history of default in relation to these financial institutions.
For trade receivables and contract assets, an impairment analysis is performed at each financial position date using a provision matrix to measure expected credit losses under the simplified approach. The provision rates are based on aging for groupings of various customer segments with similar loss patterns. The calculation reflects the probability-weighted outcome and reasonable and supportable information that is available at the financial position date about past events, current conditions and forecasts of future economic conditions. Information based on the provision matrix is disclosed in Note 7 and Note
8
.
Write-off
policy
The allowance account in respect of trade and other receivables is used to record impairment losses unless the Group is satisfied that no recovery of the amount owing is possible. At that point, the impaired financial asset is considered irrecoverable and the amount charged to the allowance account is written off against the carrying amount of the impaired financial asset.
The gross carrying amount of a financial asset or contract asset is written off to the extent that there is no realistic prospect of recovery. This is generally the case when the group determines that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off.
Subsequent recoveries of an asset that was previously written off are recognized as a reversal of impairment in profit or loss in the period in which the recovery occurs.

(d)	Supplier concentration risk
After the completion of transfer of Kuaidian platform, the related user data and charging station/pile data from the Company to Anji Datacom to address the cybersecurity risk with the promulgation of Cybersecurity Review Measures in 2022 on March 31, 2023. The Company entered into business cooperation agreement with Anji Datacom to receive IT data management services, including the collection, storage, processing and use of the data collected through the Kuaidian platform as well as transaction reconciliation and information verification services in relation to the delivery of charging services for an initial term of five years until March 30, 2027. The contract will be renewed for one year after the initial 5 years if both parties reach an agreement. For the IT data management services, an agreed annual fee is expected to be charged by Anji Datacom for the following five years, subject to an adjustment mechanism. Purchases of services from Anji Datacom accounted for 33% and
9
%
of cost of sales for the years ended December 31, 2022 and 2023, respectively. A significant interruption by Anji Datacom in the delivery of IT data management services could impair the Company’s ability to deliver charging services and could materially adversely impact its consolidated statements of profit or loss and other comprehensive loss and consolidated statements of financial position.

(e)	Customer concentration risk
During the year ended December 31, 2023, besides two customers which have accounted for 23% and 17%, respectively, of the Group’s total revenue there were no other customers have individually accounted for more than 10% of the Group’s total revenue for the year.
No customers have individually accounted for more than 10% of the Group’s total revenue in each of the years ended December 31, 2022 and 2021.

3.2.	Capital management
The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to enhance shareholders’ value in the long-term.
The Group monitors capital (including share capital, additional paid in capital and other reserves) by regularly reviewing the capital structure. As part of this review, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.
The Group’s capital management ensures the Group meets financial covenants attached to the interest-bearing bank borrowings that define capital structure requirements. Breaches in meeting the financial covenants would permit the bank to immediately call loans. There have been no breaches of the financial covenants of any interest-bearing bank borrowings in the current period.
The Group monitors capital using gearing ratio. The following section sets out an analysis of gearing ratio, being total liabilities minus convertible bonds madantorily convertible to the Company’s equity, divided by total assets, for each of the year presented.

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Total interest-bearing bank borrowings	503,155	754,774
Less: Cash and cash equivalents	513,351	436,242
Non-IFRS net debt	(10,196)	318,532
Total equity	438,874	(43,605)
Add: Convertible bonds mandatorily convertible to the Company’s equity	—	112,615
Non-IFRS adjusted total equity	438,874	69,010

Total liabilities	667,061	1,508,704
Less: Convertible bonds mandatorily convertible to the Company’s equity	—	112,615
Non-IFRS adjusted total liabilities	667,061	1,396,089
Total assets	1,105,935	1,465,099

Non-IFRS total liabilities to total assets ratio	0.60	0.95

3.3.	Fair value estimation
The table below analyzes the Group’s financial instruments carried at fair value as of each statement of financial position date, by level of the inputs to valuation techniques used to measure fair value. Such inputs are categorized into three levels within a fair value hierarchy as follows:

(1)	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1)

(2)	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2), and

(3)	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3)
The following table presents the Group’s financial instruments that are measured at fair value at December 31, 2022 and 2023:

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
At December 31, 2022
Assets:
Financial assets at fair value through profit or loss	—	—	11,753	11,753
Financial assets at fair value through other comprehensive income	129,060	—	—	129,060

At December 31, 2023
Assets:
Financial assets at fair value through profit or loss	—	—	104,952	104,952
Financial assets at fair value through other comprehensive income	104,970	—	—	104,970

Liabilities:
Convertible bonds	—	—	272,684	272,684

During the year ended December 31, 2023, the Group recognized unrealized loss from financial instruments of RMB101.4 million.

(a)	Financial instruments in Level 3
If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. Specific valuation techniques used to value financial instruments include:

•	The use of quoted market prices or investor quotes for similar instruments;

•	The discounted cash flow model and unobservable inputs mainly including assumptions of expected future cash flows and discount rate;

•	The latest round of financing, i.e. the prior transaction price or the third-party pricing information, and;

•	A combination of observable and unobservable inputs, including risk-free rate, expected volatility, discount rate for lack of marketability, market multiples, etc.
Level 3 instruments of the Group’s assets includes long-term investments measured at FVTPL (Note 14), instruments to purchase the Company’s share (Note 14(ii)) and convertible bonds (Note 20). As the instruments are not traded in active markets, their fair values have been determined by using an applicable valuation technique, such as market approach, the Monte Carlo simulation model and binomial tree model, respectively.
Details of movements in the level 3 financial instruments are set out in Note 14 and Note
20
.
The following table summarizes the quantitative information about the significant unobservable inputs used in recurring level 3 fair value measurements.

	Fair values as of December 31,			Change of inputs at December 31,
	2022	2023
Description	RMB’000	RMB’000	Unobservable inputs	2022	2023	Relationship of unobservable inputs to fair value
Investments in unlisted company	6,753	7,895	Expected volatility	52%	26%	The higher the expected volatility, the lower the fair value
			Discount for lack of marketability (“DLOM”)	20%	3%	The higher the DLOM, the lower the fair value
Investments in unlisted company	5,000	10,114	Expected volatility	65%	67%	The higher the expected volatility, the lower the fair value
			Discount for lack of marketability (“DLOM”)	27%	25%	The higher the DLOM, the lower the fair value
Convertible bonds	—	272,684	Expected volatility	NA	Note 20	The higher the expected volatility, the lower the fair value
Prepaid shares repurchase instrument	—	70,119	Expected volatility	NA	Note 14	The higher the expected volatility, the lower the fair value
The carrying amounts of the Group’s financial assets not carried at fair values, including cash and cash equivalents, trade receivables, other receivables and other financial assets, and the Group’s financial liabilities not carried at fair values, including trade payables, other payables and accruals, approximate their fair values due to their short maturities or the interest rates being close to the market interest rates.
During the year ended December 31, 2023
, the Group acquired RMB
3.2
million of level 3
financial instruments through a business combination and RMB
177.1
million
of instruments to purchase the Company’s shares, and issued convertible bonds of
RMB
495.8
million, of which
R
M
B
255.0
 million
of the principal amount had been converted into share capitals in 2023, and
RMB
14.3
 million
from purchasing investments measured at FVTPL. The Group recorded fair value changes of
RMB
204.0
 million (2022
: RMB
1.8
 million)
from remeasurement of financial instruments at FVTPL. There were no other significant additions or disposals of level 3 financial instruments during the period.